PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 2,044,633	R$ 1,714,403	R$ 1,801,186
Percentage of fines on ICMS tax amount		50.00%
Concessions payable		R$ 3,721,190	3,565,373
Compensation for collective pain and suffering		100,000
Principal proceedings, deemed risk of loss as possible		22,937,099	23,674,527
Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		399
Civil [member] | Moove [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		160,508
Environmental [member] | Moove [member] | Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		365,319
Principal proceedings, deemed risk of loss as possible		287,500
Rumo S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		31,262
Amount of fine to be paid		339,811
Rumo Malha Sul S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		R$ 146,569
Percentage of contingent liabilities provisioned		50.00%
Rumo Malha Sul S.A. [member] | Regulatory [member]
Disclosure of other provisions [line items]
Amount of fine imposed under appeal		R$ 117,596
Rumo Malha Sul S.A. [member] | Environmental [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		144,071
Amount of fine imposed under appeal		195,992
Rumo Malha Paulista S.A. [member]
Disclosure of other provisions [line items]
Collective moral damages		15,000
Compensation payable to various social entities		20,000
Rumo Malha Paulista S.A. [member] | Regulatory [member]
Disclosure of other provisions [line items]
Principal proceedings, deemed risk of loss as possible		356,284
Rumo Malha Paulista S.A. [member] | Environmental [member]
Disclosure of other provisions [line items]
Amount of fine imposed under appeal		243,955
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		745,896	813,732	747,647
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	64,708	174,860
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 480,315	R$ 387,692	R$ 391,487

[1]	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.